Consolidated Statements of Operations - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Operating revenue	₩ 23,546,929	₩ 23,120,878	₩ 22,699,856
Revenue	23,259,541	22,755,006	22,211,673
Others	287,388	365,872	488,183
Operating expenses	22,477,837	21,781,098	21,622,788
Operating profit	1,069,092	1,339,780	1,077,068
Finance income	406,328	296,139	272,860
Finance costs	(644,531)	(515,087)	(645,331)
Share of net profits of associates and joint venture	(13,892)	2,599	6,144
Profit from continuing operations before income tax	816,997	1,123,431	710,741
Income tax expense	270,656	328,314	227,131
Profit from continuing operations	546,341	795,117	483,610
Profit from discontinued operations			141,075
Profit for the year	546,341	795,117	624,685
Profit for the year attributable to:
Profit (loss) for the year attributable to Owners of the Controlling Company	461,559	708,362	546,361
Profit from continuing operations	461,559	708,362	404,045
Profit from discontinued operations			142,316
Profit (loss) for the year attributable to Non-controlling interest	84,782	86,755	78,324
Profit from continuing operations	84,782	86,755	79,565
Loss from discontinued operations			(1,241)
Profit for the year	₩ 546,341	₩ 795,117	₩ 624,685
Earnings per share attributable to the equity holders of the Controlling Company during the year (in Korean won):
Basic earnings per share	₩ 1,884	₩ 2,893	₩ 2,231
From continuing operations	1,884	2,893	1,650
From discontinued operations			581
Diluted earnings per share	1,883	2,891	2,231
From continuing operations	₩ 1,883	₩ 2,891	1,650
From discontinued operations			₩ 581